Financial risk management and fair value estimates (Details 1) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Trade and other payables	$ 577,199	$ 544,734
Less than 1 year [Member]
Statement [Line Items]
Trade and other payables	288,578	259,373
Borrowings	391,344	533,833
Lease liabilities	56,722	37,524
Derivative financial instruments	2,747	4,719
Total	739,391	835,449
Between 1 and 2 years [Member]
Statement [Line Items]
Trade and other payables	3,107	2,525
Borrowings	265,961	165,408
Lease liabilities	78,365	49,841
Derivative financial instruments	5,700	5,298
Total	353,133	223,072
More than 4 years [Member]
Statement [Line Items]
Trade and other payables	0	0
Borrowings	15,410	24,323
Lease liabilities	25,274	47,141
Derivative financial instruments	0	0
Total	40,684	71,464
Between 3 and 4 years [Member]
Statement [Line Items]
Trade and other payables	0	0
Borrowings	46,790	10,872
Lease liabilities	11,127	15,988
Derivative financial instruments	0	0
Total	57,917	26,860
Between 2 and 3 years [Member]
Statement [Line Items]
Trade and other payables	0	0
Borrowings	302,041	200,377
Lease liabilities	33,669	61,929
Derivative financial instruments	0	0
Total	335,710	262,306
Agricultural Business [Member]
Statement [Line Items]
Trade and other payables	291,685	261,898
Borrowings	1,021,546	934,813
Lease liabilities	205,157	212,423
Derivative financial instruments	8,447	10,017
Total	$ 1,526,835	$ 1,419,151